ORDINARY SHARES	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
ORDINARY SHARES

16. ORDINARY SHARES

In June 2022, in connection with the issuance of Class B preferred shares, the capital of the Company is 500,000,000 shares consist of 467,163,996 ordinary shares, 24,709,527 Class A preferred shares and 8,126,477 Class B preferred shares.

In connection to the Reorganization (Note 1), on June 30, 2023, the Company issued shares at a fixed ratio 5.75% in relation to current shares to all the present shareholders without extra consideration, including 2,019,516 of ordinary shares, 1,342,752 of Class-A preferred shares, 146,389 of Class-B preferred shares and 2,339,106 of Class-B-1 preferred shares. Pursuant to ASC 505, the issuance of shares on June 30, 2023 was stock dividend in form, in the case of deficit position of retained earnings, the Company recorded this issuance of shares similar with a stock split and retrospectively adjust the historical financial statements included in the registration statement for all periods presented.

The effect of the ordinary shares issued in the Reorganization has been treated similarly to a share split and have been presented retrospectively as of the all period presented on the consolidated financial statements.

In July 2024, the Company completed the IPO. Immediately prior to the completion of this IPO, our authorized share capital was changed into US$50,000 divided into 500,000,000 shares comprising (i) 461,995,682 Class A ordinary shares of a par value of US$0.0001 each, (ii) 24,641,937 Class B1 ordinary shares of a par value of US$0.0001 each, and (iii) 13,362,381 Class B2 ordinary share of a par value of US$0.0001. Class B1 ordinary shares and Class B2 ordinary shares are collectively referred to as “Class B ordinary shares.” All of our shares issued and outstanding prior to the completion of the offering were fully paid, and all of our shares in the offering were issued and fully paid.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

16. ORDINARY SHARES - Continued

The rights of the holders of Class A ordinary shares, Class B1 ordinary shares and Class B2 ordinary shares are identical, except with respect to voting and conversion. Each Class A ordinary share is entitled to one vote per share and is not convertible into any other shares of the Company’s capital stock. Each Class B1 ordinary share and Class B2 ordinary shares is entitled to 20 votes per share and is convertible into one Class A ordinary share at any time. In addition, Class B1 ordinary shares and Class B2 ordinary shares will automatically convert into shares of Class A ordinary shares upon certain transfers and other events, in particular when a holder of Class B1 ordinary shares or holder of Class B2 ordinary shares holds less than 5% of total issued shares, all of the Class B1 ordinary shares or the Class B2 ordinary shares held by the relevant holder and its Affiliates shall automatically convert into an equivalent number of Class A ordinary shares respectively. Ordinary resolutions of the Company should be passed, at a general meeting of the Company, by: (i) a simple majority of votes entitled to be exercised by the shareholders; (ii) a simple majority of votes entitled to be exercised by Class B1 Shareholders; and (iii) a simple majority of votes entitled to be exercised by Class B2 Shareholders. Alternatively, ordinary resolutions can be approved in writing by all shareholders entitled to vote. For special resolutions (which are required for certain important matters including mergers and changes to the Company’s governing documents), which require the vote of two-thirds of the votes cast, the voting power permitted to be exercised by the holders of the Class B ordinary shares will be weighted such that the Class B ordinary shares shall represent, in the aggregate, 67% of the voting power of all shareholders. Where there is more than one holder of Class B ordinary shares that is subject to a Weighted Voting Right for the purposes of passing a special resolution, then the voting power entitled to be exercised in respect of such Class B ordinary shares, shall be divided equally between the Class B1 majority holder who holds the highest number of the issued Class B1 ordinary shares and the Class B2 majority holder who holds the highest number of the issued Class B2 ordinary shares, provided always that: (i) in the event that a Class B majority holder votes“against” a special resolution (the “Relevant Class B Majority Holder”), then all of the voting power entitled to be exercised in respect of such Class B ordinary shares shall be exercised by that Relevant Class B Majority Holder only, and (ii) if there is only one Class B majority holder then the voting power entitled to be exercised in respect of such Class B ordinary shares shall be exercised by that Class B majority holder alone.

During the initial public offering, the Company issued and sold a total of 4,500,000 Class A ordinary shares represented by 2,250,000 ADSs, and the underwriters exercised their option to purchase from us 182,526 additional ADSs representing 365,052 Class A ordinary shares, at a public offering price of US$9.00 per ADS. Thus the Company issued and sold a total of 4,865,052 Class A ordinary shares during the initial public offering.

In October 2024, the Company issued 920,212 Class A ordinary shares to the beneficial owners of Young Cayman in exchange for 61% of the total issued and outstanding share capital of Young Cayman in accordance with Young Will Agreement.